Basis of preparation	6 Months Ended
Jun. 30, 2026
Basis of preparation [abstract]
Disclosure of basis of preparation of financial statements [text block]
1. Basis of preparation
The consolidated financial statements of the Company are prepared in accordance with International Financial Reporting Standards (IFRS®) Accounting Standards as issued by the International Accounting Standards Board. They are prepared in accordance with the historical cost convention, except for items that are required to be accounted for at fair value.
These Condensed Interim Consolidated Financial Statements for the three month and six month period ended June 30, 2026, were prepared in accordance with International Accounting Standards (IAS®) Standards 34 Interim Financial Reporting and accounting policies set out in the 2025 Annual Report published on February 4, 2026.